Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 24, 2018
Registrant Name	Victory Institutional Funds
Central Index Key	0001289876
Amendment Flag	false
Document Creation Date	Oct. 24, 2018
Document Effective Date	Oct. 24, 2018
Prospectus Date	Mar. 01, 2018
Institutional Diversified Stock Fund | Class A
Prospectus:
Trading Symbol	VIDSX